Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 26, 2010

to the Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds

Dated November 1, 2009

Disclosure Related to Allianz NFJ Funds

Effective February 1, 2010, within the Fund Summary relating to the Allianz NFJ All-Cap Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Thomas W. Oliver, Principal of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2007.

Effective February 1, 2010, within the Fund Summary relating to the Allianz NFJ Mid-Cap Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Thomas W. Oliver, Principal of NFJ, has managed the Fund since 2006 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2006.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since its inception in 2006.

The following is hereby added immediately preceding the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus:

Effective February 1, 2010, Jeffrey S. Partenheimer, NFJ Portfolio Manager, will transition from his current role as Lead Portfolio Manager to Portfolio Manager for the Allianz NFJ All-Cap Value Fund and the Allianz NFJ Mid-Cap Value Fund. Benno J. Fischer and Thomas W. Oliver, each an NFJ Portfolio Manager, will become Co-Lead Portfolio Managers for the Allianz NFJ All-Cap Value Fund. Thomas W. Oliver will become Lead Portfolio Manager for the Allianz NFJ Mid-Cap Value Fund. Mr. Partenheimer intends to continue to serve in a full-time capacity, working with both of these Funds and consulting with his successors.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 26, 2010

to the Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of Allianz Funds

Dated November 1, 2009

Disclosure Related to Allianz NFJ Funds

Effective February 1, 2010, within the Fund Summary relating to the Allianz NFJ All-Cap Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Thomas W. Oliver, Principal of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2007.

Effective February 1, 2010, within the Fund Summary relating to the Allianz NFJ Mid-Cap Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Thomas W. Oliver, Principal of NFJ, has managed the Fund since 2006 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2006.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since its inception in 2006.

The following is hereby added immediately preceding the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus:

Effective February 1, 2010, Jeffrey S. Partenheimer, NFJ Portfolio Manager, will transition from his current role as Lead Portfolio Manager to Portfolio Manager for the Allianz NFJ All-Cap Value Fund and the Allianz NFJ Mid-Cap Value Fund. Benno J. Fischer and Thomas W. Oliver, each an NFJ Portfolio Manager, will become Co-Lead Portfolio Managers for the Allianz NFJ All-Cap Value Fund. Thomas W. Oliver will become Lead Portfolio Manager for the Allianz NFJ Mid-Cap Value Fund. Mr. Partenheimer intends to continue to serve in a full-time capacity, working with both of these Funds and consulting with his successors.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 26, 2010

to the Statement of Additional Information (“SAI”)

Dated November 1, 2009

Disclosure Related to the Allianz NFJ Large-Cap Value Fund (the “Fund”)

In order to correct a typographical error, the subsection captioned “Policies Relating to Rule 35d-1 under the 1940 Act” in the section titled “Investment Restrictions” is revised to indicate that, for the purposes of the Fund’s policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations, the Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the “300th” largest company represented in the Russell 1000 Index, as opposed to the “250th” largest. The correct information currently appears in the Fund’s statutory and summary prospectuses and this correction to the SAI does not represent a change in the Fund’s policy or its current definition of a company with a large market capitalization.